Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of carrying amount of interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2020	2019
	$m	$m
Interests in associates	26,594	24,384
Interests in joint ventures	90	90
Interests in associates and joint ventures	26,684	24,474

Disclosure of interests in associates

Principal associates of HSBC
	2020		2019
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	21,248	7,457	18,982	10,054
The Saudi British Bank	4,215	4,197	4,370	5,550
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2020
	Footnotes	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited		People’s Republic of China	Banking services	19.03
The Saudi British Bank	1	Saudi Arabia	Banking services	31.00
1 In December 2020, HSBC purchased additional shares and increased its shareholding in The Saudi British Bank (‘SABB’) from 29.2% to 31.0%. SABB will continue to be accounted for as an associate of HSBC.

	At 31 Dec 2020			At 31 Dec 2019
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	21.8	21.2	7.5	21.5	19.0	10.1

Selected balance sheet information of BoCom
	At 30 Sep
	2020	2019
	$m	$m
Cash and balances at central banks	121,987	112,239
Loans and advances to banks and other financial institutions	107,334	108,026
Loans and advances to customers	870,728	730,510
Other financial assets	508,328	435,740
Other assets	44,622	40,101
Total assets	1,652,999	1,426,616
Deposits by banks and other financial institutions	273,708	290,492
Customer accounts	1,012,732	868,627
Other financial liabilities	207,110	131,772
Other liabilities	31,105	23,074
Total liabilities	1,524,655	1,313,965
Total equity	128,344	112,651

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2020	2019
	$m	$m
Net interest income	21,994	20,558
Net fee and commission income	6,398	6,411
Change in expected credit losses and other credit impairment charges	(9,698)	(7,479)
Depreciation and amortisation	(2,072)	(1,934)
Tax expense	(858)	(1,636)
Profit for the year	10,261	11,175
Other comprehensive income	(769)	315
Total comprehensive income	9,492	11,490
Dividends received from BoCom	633	613
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	161
Barrowgate Limited	15.31	162
BGF Group PLC	24.56	163
Bud Financial Limited	10.82	1, 164
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00	165
CFAC Payment Scheme Limited	33.33	166
Chemi & Cotex (Rwanda) Limited	33.99	1, 167
Chemi & Cotex Kenya Limited	33.99	1, 168
Chemi and Cotex Industries Limited	33.99	169
Contour	10.80	191
Episode Six Limited	9.10	187
EPS Company (Hong Kong) Limited	38.66	44
EURO Secured Notes Issuer	16.66	170
GIE GNIFI	N/A	0, 1, 171
GZHS Research Co Ltd	20.50	172
Hang Seng Qianhai Fund Management Company Limited	43.49	1, 10, 173
HCM Holdings Limited (In Liquidation)	50.99	17
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00	73
HSBC Jintrust Fund Management Company Limited	49.00	174
HSBC Saudi Arabia, a Saudi closed Joint Stock Company	66.18	175
Icon Brickell LLC (In Liquidation)	N/A	0, 176
Jeppe Star Limited	33.99	177
Liquidity Match LLC	N/A	0, 188
London Precious Metals Clearing Limited	30.00	189
MENA Infrastructure Fund (GP) Ltd	33.33	178
Novo Star Limited	33.99	179
Quantexa Ltd	10.99	146
Services Epargne Entreprise	14.18	180
Simon Group LLC	N/A	0, 190
sino AG	24.77	181
The London Gold Market Fixing Limited	25.00	159
The Saudi British Bank	30.99	182
Trade Information Network	16.67	192
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 38
Vizolution Limited	17.95	1, 183
We Trade Innovation Designated Activity Company	8.52	1, 184

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
•Long-term profit growth rate	•Decrease by 22 basis points
•Long-term asset growth rate	•Increase by 20 basis points
•Discount rate	•Increase by 26 basis points
•Expected credit losses as a percentage of customer advances	•Increase by 3 basis points
•Risk-weighted assets as a percentage of total assets	•Increase by 136 basis points
•Operating income growth rate	•Decrease by 28 basis points
•Cost-income ratio	•Increase by 77 basis points
•Long-term effective tax rate	•Increase by 216 basis points
•Capital requirements – capital adequacy ratio	•Increase by 26 basis points
•Capital requirements – tier 1 capital adequacy ratio	•Increase by 90 basis points

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2020
Long-term profit growth rate	—	—	21.8	(50)	(1.3)	20.5
Long-term asset growth rate	(50)	1.4	23.2	—	—	21.8
Discount rate	—	1.2	23.0	53	(1.2)	20.6
Expected credit losses as a percentage of customer advances	2020 to 2024: 96 2025 onwards: 76	2.3	24.1	2020 to 2024: 122 2025 onwards: 95	(2.1)	19.7
Risk-weighted assets as a percentage of total assets	(40)	0.1	21.9	166	(0.8)	21.0
Operating income growth rate	2	0.2	22.0	(69)	(1.5)	20.3
Cost-income ratio	(149)	1.3	23.1	120	(1.2)	20.6
Long-term effective tax rate	(316)	0.9	22.7	820	(2.2)	19.6
Capital requirements – capital adequacy ratio	—	—	21.8	297	(7.8)	14.0
Capital requirements – tier 1 capital adequacy ratio	—	—	21.8	263	(5.3)	16.5
At 31 Dec 2019
Long-term profit growth rate	—	—	21.5	(50)	(1.3)	20.2
Long-term asset growth rate	(50)	1.4	22.9	—	—	21.5
Discount rate	(54)	1.4	22.9	56	(1.2)	20.3
Expected credit losses as a percentage of customer advances	2019 to 2023: 90 2024 onwards: 70	1.0	22.5	2019 to 2023: 108 2024 onwards: 81	(1.2)	20.3
Risk-weighted assets as a percentage of total assets	(96)	0.4	21.9	12	—	21.5
Operating income growth rate	14	—	21.8	(102)	(1.8)	19.7
Cost-income ratio	(175)	1.0	22.5	95	(1.2)	20.3
Long-term effective tax rate	(352)	1.0	22.5	250	(0.7)	20.8
Capital requirements – capital adequacy ratio	—	—	21.5	337	(8.2)	13.3
Capital requirements – tier 1 capital adequacy ratio	—	—	21.5	322	(6.0)	15.5
The most sensitive inputs to the impairment test are set out in the following table. A reasonable change in a single key assumption may not result in impairment, although taken together a combination of reasonable changes in key assumptions could result in a recoverable amount that is lower than the carrying amount.

Key assumption	Reasonably possible change
•Cash flow projections	•Cash flow projections decrease by 15%. This could result in an impairment of $0.2bn.
•Discount rate	•Discount rate increases by 100 basis points. This does not result in impairment.

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2020	2019
	$m	$m
HSBC’s share of total shareholders’ equity	20,743	18,509
Goodwill and other intangible assets	505	473
Carrying amount	21,248	18,982